Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Fixed Assets (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Fixed Assets

Fixed Assets

Fixed assets are recorded at cost. Depreciation is calculated on a straight line method over the estimated useful lives of the various assets as follows:

ASSET	Depreciation Term

Furniture and equipment	5 - 7 years
Warehouse fixtures	10 years

During the years ended December 31, 2015 and December 31, 2014: (a) depreciation for furniture and equipment of $2,096 and $1,467 was respectively recorded; and (b) depreciation for warehouse fixtures of $348 and $516 was respectively recorded. Accumulated depreciation for all fixed assets totaled $4,427 at December 31, 2015.

Maintenance and repairs are expensed as incurred while renewals and betterments are capitalized.